Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Restricted Shares (Details)	12 Months Ended
Mar. 31, 2021 shares Warrant $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	$ 2.25
Ending balance	$ 2.25
Number of warrants | Warrant	17,407,401
Ending balance | Warrant	17,407,401
Restricted Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	$ 4.19
Forfeited	4.19
Released through the issuance of common shares	$ 4.19
Number of warrants | shares	35,111
Forfeited | shares	(5,378)
Released through the issuance of common shares | shares	(29,733)